Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination [Abstract]
Schedule of Allocation of Purchase Price	Schedule of allocation of purchase price
Asset Component	Amount
Intangible assets	$6,018
Goodwill	1,289
Working capital	—
Current assets
Cash	970
Accounts receivables	3,142
Other current assets
Other Current Assets	11,419
Current liabilities
Accounts payable	758
Short term borrowing	2,209
Other current liabilities	679
Current liabilities	3,646
Net working capital acquired	7,773
Total purchase price	$7,773
Allocation of purchase price
Asset Component	December 31, 2022
(In thousands)
Intangible Assets	$6,018
Goodwill	1,289
Working Capital	—
Current Assets
Cash	970
Accounts Receivables	3,142
Other Current Assets
11,419
Current Liabilities
Accounts Payable	758
Short term borrowing	2,209
Other Current liabilities	679
3,646
Net Working Capital Acquired	7,773
Total Purchase price	$7,773